Intangible Assets, Net (Details) - Schedule of intangible assets, net - USD ($)	Mar. 31, 2022	Mar. 31, 2021
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 85,728	$ 82,948
Less: accumulated amortization	(46,966)	(37,148)
Total intangible assets, net	38,762	45,800
Trademark [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	48,010	46,453
Software [Member]
Intangible Assets, Net (Details) - Schedule of intangible assets, net [Line Items]
Total intangible assets, at cost	$ 37,718	$ 36,495